S-K 1603(b) Conflicts of Interest	Jan. 26, 2026
Spac Sponsor Conflict Of Interest Line Items
Conflict of Interest, Description [Text Block]

Potential investors should also be aware of the following other potential conflicts of interest:

●	Our executive officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our executive officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our executive officers are not obligated to contribute any specific number of hours per week to our affairs.

●	Our sponsor paid a nominal aggregate purchase price of $25,000 for the founder shares, or approximately $0.005 per share. Accordingly, William Brock (who is our Chief Executive Officer), a manager of ClearThink 1 Sponsor Manager LLC, the managing member of our sponsor, may be deemed to beneficially own all shares in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares.

●	Our initial shareholder purchased founder shares prior to the date of this prospectus and will purchase private units in a transaction that will close simultaneously with the closing of this offering. Our initial shareholder has entered into agreements with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and any public shares they hold in connection with the completion of our initial business combination. The other members of our management team have entered into agreements similar to the one entered into by our initial shareholder with respect to any public shares acquired by them in or after this offering. Additionally, our initial shareholder has agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares if we fail to complete our initial business combination within the prescribed time frame or any extended period of time that we may have to consummate an initial business combination as a result of an amendment to our amended and restated memorandum and articles of association, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private units held in the trust account will be used to fund the redemption of our public shares, and the private units will be worthless.

●	Additionally, our initial shareholder has agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof for a period ending on the earlier of six months after the completion of our initial business combination or the date on which the closing price of the Class A ordinary shares exceeds $11.50 for any 20 trading days within a 30-trading day period following the closing of our initial business combination; except to certain permitted transferees and under certain circumstances as described herein under “Principal Shareholders — Transfers of Founder Shares and Private Units.” Any permitted transferees will be subject to the same restrictions and other agreements of our initial shareholder with respect to any founder shares. Although no such transfers or cancellations are contemplated, we could agree to permit such transfer or cancellation to facilitate the closing of a business combination. Any permitted transferees will be subject to the same restrictions and other agreements of our initial shareholder with respect to any founder shares. We refer to such transfer restrictions throughout this prospectus as the lock-up. Notwithstanding the foregoing, if we consummate a transaction after our initial business combination which results in our shareholders having the right to exchange their shares for cash, securities or other property, the founder shares and private units will be released from the lock-up. Because each of our executive officers and directors will own ordinary shares or rights directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

●	Certain members of our management team may receive compensation upon consummation of our initial business combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such compensation will not be received unless we consummate such business combination.

●	In the event our sponsor or an affiliate of sponsor or certain of our officers and directors provides loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

●	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.